PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation	As of December 31, 2020, 2019 and 2018, ArcelorMittal had approximately 168,000, 191,000 and 209,000 employees, respectively, and the total annual compensation of
ArcelorMittal’s employees in 2020, 2019 and 2018 was as follows:

	Year ended December 31,
Employee Information	2020	2019	2018
Wages and salaries	7,681	8,380	8,176
Defined benefits cost (see note 8.2)	260	201	264
Loss following new labor agreement in the U.S. (see note 8.2)	—	—	15
Other staff expenses	1,405	1,668	2,004
Total	9,346	10,249	10,459

Disclosure of Information About Key Management Personnel
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2020, 2019 and 2018 was as follows:

	Year ended December 31,
	2020	2019	2018
Base salary and directors fees	7	8	8
Short-term performance-related bonus	3	9	8
Post-employment benefits	1	1	1
Share-based payments	4	—	4

Disclosure of Net Defined Benefit Liability (Asset)
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2020	2019
Pension plan benefits	3,000	3,289
Other post-employment benefits and other long-term employee benefits ("OPEB")	1,432	3,792
Termination benefits	173	198
Defined benefit liabilities	4,605	7,279
Provisions for social plans (non-current)	51	64
Total	4,656	7,343
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2020
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,629	3,505	3,360	664	2,830	270
Current service cost	129	28	25	—	64	12
Interest cost on DBO	279	95	96	36	29	23
Past service cost - Plan amendments	8	1	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Plan participants’ contribution	1	—	—	—	1	—
Actuarial (gain) loss	705	237	250	(3)	185	36
Demographic assumptions	(32)	(32)	—	—	—	—
Financial assumptions	795	286	276	5	214	14
Experience adjustment	(58)	(17)	(26)	(8)	(29)	22
Benefits paid	(693)	(279)	(206)	(32)	(149)	(27)
Divestments (note 2.3.1)	(3,550)	(3,550)	—	—	—	—
Foreign currency exchange rate differences and other movements	94	—	62	(148)	209	(29)
Benefit obligation at end of the period	7,604	39	3,590	517	3,173	285

Change in plan assets
Fair value of plan assets at beginning of the period	7,395	2,881	3,021	576	917	—
Interest income on plan assets	192	69	84	31	8	—
Return on plan assets greater/(less) than discount rate	444	209	188	(12)	59	—
Employer contribution	64	2	21	1	40	—
Plan participants’ contribution	1	—	—	—	1	—
Plan amendments	2	2	—	—	—	—
Benefits paid	(579)	(276)	(205)	(32)	(66)	—
Divestments (note 2.3.1)	(2,842)	(2,842)	—	—	—	—
Foreign currency exchange rate differences and other movements	(23)	—	58	(129)	48	—
Fair value of plan assets at end of the period	4,654	45	3,167	435	1,007	—

Present value of the wholly or partly funded obligation	(5,831)	(37)	(3,575)	(517)	(1,702)	—
Fair value of plan assets	4,654	45	3,167	435	1,007	—
Net present value of the wholly or partly funded obligation	(1,177)	8	(408)	(82)	(695)	—
Present value of the unfunded obligation	(1,773)	(2)	(15)	—	(1,471)	(285)
Prepaid due to unrecoverable surpluses	(27)	—	(23)	(1)	(3)	—
Net amount recognized	(2,977)	6	(446)	(83)	(2,169)	(285)

Net assets related to funded obligations	23	8	11	—	4	—
Recognized liabilities	(3,000)	(2)	(457)	(83)	(2,173)	(285)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(30)	—	(25)	(2)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	4	—	3	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(23)	(1)	(3)	—

	Year ended December 31, 2019
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,872	3,266	3,001	724	2,716	165
Current service cost	114	26	21	—	58	9
Interest cost on DBO	367	130	110	58	47	22
Past service cost - Plan amendments	4	—	—	2	2	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(172)	—	—	(169)	(3)	—
Actuarial (gain) loss	1,001	342	277	121	176	85
Demographic assumptions	16	2	43	—	(29)	—
Financial assumptions	949	334	213	138	209	55
Experience adjustment	36	6	21	(17)	(4)	30
Benefits paid	(652)	(261)	(201)	(42)	(127)	(21)
Foreign currency exchange rate differences and other movements	93	2	152	(30)	(41)	10
Benefit obligation at end of the period	10,629	3,505	3,360	664	2,830	270

Change in plan assets
Fair value of plan assets at beginning of the period	6,877	2,676	2,664	655	882	—
Interest income on plan assets	256	95	92	54	15	—
Return on plan assets greater than discount rate	808	360	305	79	64	—
Employer contribution	77	7	27	2	41	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(146)	—	—	(143)	(3)	—
Benefits paid	(541)	(257)	(200)	(42)	(42)	—
Foreign currency exchange rate differences and other movements	62	—	133	(29)	(42)	—
Fair value of plan assets at end of the period	7,395	2,881	3,021	576	917	—

Present value of the wholly or partly funded obligation	(9,012)	(3,476)	(3,345)	(663)	(1,528)	—
Fair value of plan assets	7,395	2,881	3,021	576	917	—
Net present value of the wholly or partly funded obligation	(1,617)	(595)	(324)	(87)	(611)	—
Present value of the unfunded obligation	(1,617)	(29)	(15)	(1)	(1,302)	(270)
Prepaid due to unrecoverable surpluses	(30)	—	(25)	(2)	(3)	—
Net amount recognized	(3,264)	(624)	(364)	(90)	(1,916)	(270)

Net assets related to funded obligations	25	8	13	—	4	—
Recognized liabilities	(3,289)	(632)	(377)	(90)	(1,920)	(270)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	—	(21)	(3)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(2)	1	—	—
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(30)	—	(25)	(2)	(3)	—
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2020
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,294	2,976	688	546	84
Current service cost	85	44	10	27	4
Interest cost on DBO	122	91	19	7	5
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Plan participants’ contribution	23	23	—	—	—
Actuarial (gain) loss	113	46	41	26	—
Demographic assumptions	(39)	(39)	—	—	—
Financial assumptions	266	170	54	37	5
Experience adjustment	(114)	(85)	(13)	(11)	(5)
Benefits paid	(208)	(131)	(30)	(37)	(10)
Divestments (note 2.3.1)	(3,024)	(3,024)	—	—	—
Foreign currency exchange rate differences and other movements	31	—	15	21	(5)
Benefit obligation at end of the period	1,438	28	742	590	78

Change in plan assets
Fair value of plan assets at beginning of the period	502	496	—	6	—
Interest income on plan assets	12	12	—	—	—
Return on plan assets greater than discount rate	11	11	—	—	—
Employer contribution	(32)	(32)	—	—	—
Plan participants’ contribution	23	23	—	—	—
Benefits paid	(22)	(21)	—	(1)	—
Divestments (note 2.3.1)	(489)	(489)	—	—	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	6	—	—	6	—

Present value of the wholly or partly funded obligation	(34)	—	—	(34)	—
Fair value of plan assets	6	—	—	6	—
Net present value of the wholly or partly funded obligation	(28)	—	—	(28)	—
Present value of the unfunded obligation	(1,404)	(28)	(742)	(556)	(78)
Net amount recognized	(1,432)	(28)	(742)	(584)	(78)

	Year ended December 31, 2019
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,098	2,907	591	531	69
Current service cost	80	40	9	28	3
Interest cost on DBO	163	124	22	11	6
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	129	29	67	26	7
Demographic assumptions	4	(11)	15	—	—
Financial assumptions	256	169	53	25	9
Experience adjustment	(131)	(129)	(1)	1	(2)
Benefits paid	(242)	(170)	(31)	(37)	(4)
Foreign currency exchange rate differences and other movements	37	17	30	(13)	3
Benefit obligation at end of the period	4,294	2,976	688	546	84

Change in plan assets
Fair value of plan assets at beginning of the period	498	491	—	7	—
Interest income on plan assets	20	20	—	—	—
Return on plan assets greater than discount rate	37	37	—	—	—
Employer contribution	(25)	(25)	—	—	—
Plan participants’ contribution	29	29	—	—	—
Benefits paid	(57)	(56)	—	(1)	—
Fair value of plan assets at end of the period	502	496	—	6	—

Present value of the wholly or partly funded obligation	(575)	(531)	—	(44)	—
Fair value of plan assets	502	496	—	6	—
Net present value of the wholly or partly funded obligation	(73)	(35)	—	(38)	—
Present value of the unfunded obligation	(3,719)	(2,445)	(688)	(502)	(84)
Net amount recognized	(3,792)	(2,480)	(688)	(540)	(84)

Components of Net Periodic Pension and Post-employment Cost
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2020
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	129	28	25	—	64	12
Past service cost - Plan amendments	6	(1)	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Net interest cost/(income) on net DB liability/(asset)	88	26	13	5	21	23
Total	225	55	41	5	89	35

	Year ended December 31, 2019
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	114	26	21	—	58	9
Past service cost - Plan amendments	4	—	—	2	2	—
Past service cost - Settlements	(26)	—	—	(26)	—	—
Net interest cost/(income) on net DB liability/(asset)	112	35	19	4	32	22
Total	204	61	40	(20)	92	31

	Year ended December 31, 2018
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	136	31	25	3	68	9
Past service cost - Plan amendments	25	25	—	—	—	—
Past service cost - Settlements	2	—	2	—	—	—
Cost of termination benefits	6	—	—	—	6	—
Net interest cost/(income) on net DB liability/(asset)	94	28	14	5	27	20
Total	263	84	41	8	101	29
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2020
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	44	10	27	4
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Net interest cost/(income) on net DB liability/(asset)	110	79	19	7	5
Actuarial losses recognized during the year	8	—	—	8	—
Total	205	126	28	42	9

	Year ended December 31, 2019
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	80	40	9	28	3
Net interest cost/(income) on net DB liability/(asset)	143	104	22	11	6
Actuarial losses recognized during the year	8	—	—	8	—
Total	231	144	31	47	9

	Year ended December 31, 2018
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	49	10	25	1
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Net interest cost/(income) on net DB liability/(asset)	138	103	21	12	2
Actuarial losses recognized during the year	7	—	—	7	—
Total	215	142	30	40	3

Expenses recognized in the Consolidated Statement of Operations
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2020	2019	2018
Net periodic pension cost	225	204	263
Net periodic OPEB cost	205	231	215
Total	430	435	478

Cost of sales	189	142	212
Selling, general and administrative expenses	34	30	34
Financing costs - net	207	263	232
Total	430	435	478

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2020
	Canada	Brazil	Europe
Equity Securities	47%	6%	1%
- Asset classes that have a quoted market price in an active market	39%	3%	1%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	46%	77%	72%
- Asset classes that have a quoted market price in an active market	42%	77%	72%
- Asset classes that do not have a quoted market price in an active market	4%	—	—
Real Estate	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	1%	—
- Asset classes that do not have a quoted market price in an active market	6%	—	—
Other	1%	16%	27%
- Asset classes that have a quoted market price in an active market	—	16%	5%
- Asset classes that do not have a quoted market price in an active market	1%	—	22%	'[1]
Total	100%	100%	100%

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	40%	44%	6%	2%
- Asset classes that have a quoted market price in an active market	13%	34%	6%	2%
- Asset classes that do not have a quoted market price in an active market	27%	10%	—	—
Fixed Income Securities (including cash)	43%	48%	88%	73%
- Asset classes that have a quoted market price in an active market	—	42%	88%	73%
- Asset classes that do not have a quoted market price in an active market	43%	6%	—	—
Real Estate	3%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	3%	6%	—	—
Other	14%	2%	5%	25%
- Asset classes that have a quoted market price in an active market	5%	—	5%	5%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—	20%	'[1]
Total	100%	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Disclosure of Fair Value of Plan Assets

	December 31, 2020
	Canada	Brazil	Europe
Equity Securities	43%	5%	3%
Fixed Income Securities (including cash)	47%	78%	70%
Real Estate	5%	1%	—
Other	5%	16%	27%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Actuarial Assumptions for Defined Benefit Obligations
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2020	2019	2018	2020	2019	2018
Discount rate
Range	0.50% - 10.00%	1.00% - 10.50%	1.75% - 16.00%	0.50% - 6.20%	1.00% - 7.25%	1.75% - 9.50%
Weighted average	2.13%	2.90%	3.80%	1.84%	3.06%	3.98%
Rate of compensation increase
Range	1.72% - 10.00%	1.90% - 10.00%	2.00% - 10.00%	1.30% - 4.80%	1.60% - 4.80%	2.00% - 4.80%
Weighted average	2.71%	2.80%	2.85%	2.85%	2.95%	3.24%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2020	2019	2018
Healthcare cost trend rate assumed
Range	1.40% - 4.50%	1.80% - 5.00%	1.80% - 8.00%
Weighted average	3.94%	4.42%	4.46%

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2020, the defined benefit obligation for pension plans was 7,604):

	Effect on 2021 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2020 DBO
Change in assumption
100 basis points decrease in discount rate	(38)	1,082
100 basis points increase in discount rate	28	(869)
100 basis points decrease in rate of compensation	(15)	(203)
100 basis points increase in rate of compensation	16	204
1 year increase of the expected life of the beneficiaries	5	213
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2020 the defined benefit obligation for post-employment benefit plans was 1,438):

	Effect on 2021 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2020 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	211
100 basis points increase in discount rate	2	(169)
100 basis points decrease in healthcare cost trend rate	(5)	(93)
100 basis points increase in healthcare cost trend rate	7	117
1 year increase of the expected life of the beneficiaries	1	30

Disclosure of Exercise Prices of Outstanding Share Options

Grant date	Exercise prices (per option)
August 2010	$91.98

Changes in Stock Options Issued
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2020, 2019 and 2018:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Expired	(1,295,500)	63.42 – 235.32	215.77
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Expired	(1,084,985)	91.98 – 109.14	107.29
Outstanding, December 31, 2019	904,390	91.98	91.98
Expired	(904,390)	91.98	91.98
Outstanding, December 31, 2020	—	—	—

Exercisable, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Exercisable, December 31, 2019	904,390	91.98	91.98
Exercisable, December 31, 2020	—	—	—

Terms and Conditions of Share-based Payment Arrangements
Conditions of the 2020 grant were as follows:

		CEO Office				Other Executive Officers
2020 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% target 100% vesting
						EPS vs. peer group	100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)	100% target 100% vesting
		Vesting percentage	50%	100%	●	RSUs with a three year vesting period
					●	RSUs with a one year vesting period
The plans in 2019, 2018, 2017 and 2016 are summarized below:

		CEO Office				Other Executive Officers
2016 Special Grant	●	PSUs with a five year performance period, 50% vesting after three year performance period and 50% after additional two year performance period			●	PSUs with a five year performance period, 50% vesting after three year performance period and 50% after additional two year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one overperformance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the President and CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target		Performance	100%	≥120%
		TSR/EPS vs. peer group	100% median	≥120% median		Target award vesting	100%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Overperformance award (=20% of target award)	—	100%
		Vesting percentage	50%	100%
2017 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120%median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%
2018 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

Summary of Share Unit Plans Outstanding
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2020:

At Grant date						Number of shares issued as of December 31, 2020
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited	Shares exited
December 14, 2020	RSU	1,074,600	656	December 14, 2023	21.15	1,074,600	—	—
December 14, 2020	RSU	316,684	203	December 14, 2021	21.15	316,684	—	—
December 14, 2020	PSU	714,250	235	January 1, 2024	19.74	714,250	—	—
December 14, 2020	CEO Office	148,422	2	January 1, 2024	18.19	148,422	—	—
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,521,900	62,700	175,750
December 16, 2019	CEO Office	172,517	2	January 1, 2023	14.89	172,517	—	—
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	1,075,350	161,150	122,250
December 20, 2018	CEO Office	134,861	2	January 1, 2022	16.58	134,861	—	—
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	781,345	206,932	93,170
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—	—
June 30, 2016	PSU	3,472,355	554	January 1, 2021	13.17	2,358,170	847,214	266,971
June 30, 2016	CEO Office	153,268	2	January 1, 2022	16.62	153,268	—	—
Total		10,477,588			$13.17 – $22.85	8,541,451	1,277,996	658,141

Schedule of Share Unit Plan Activity
Share unit plan activity is summarized below as of and for each year ended December 31, 2020, 2019 and 2018:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83
Granted [1]	—	—	1,577,865	21.32
Exited	(288,721)	11.49	(412,893)	28.98
Forfeited	(17,284)	11.49	(391,348)	16.41
Outstanding, December 31, 2018	—	—	9,370,460	15.34
Granted [2]	—	—	2,018,176	17.96
Exited	—	—	(2,677,011)	13.49
Forfeited	—	—	(1,239,569)	14.25
Outstanding, December 31, 2019	—	—	7,472,056	16.76
Granted	1,391,284	21.15	862,672	19.47
Exited	—	—	(658,141)	16.86
Forfeited	—	—	(526,420)	15.48
Outstanding, December 31, 2020	1,391,284	21.15	7,150,167	17.18
1.Including 56,606 over-performance shares granted for the targets achievement of the PSU grant September 17, 2014 and 27,648 of the GMB PSU grant June 30, 2015.
2.Including 85,309 over-performance shares granted for the targets achievement of the PSU grant December 18, 2015.